Accrued Expenses and Other Payables	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

7. ACCRUED EXPENSES AND OTHER PAYABLES

The amount of accrued expenses and other payables consisted of the following:

	September 30, 2025	September 30, 2024
Payable for projects	$1,966,568	$1,997,888
Audit fees	250,000	280,000
Accrued salaries	199,808	555,714
Others payables	147,000	32,753
Total	$2,563,376	$2,866,355